Operating costs (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Labour costs
Wages, salaries and related taxes and benefits	$ (1,116)	$ (1,085)	$ (2,218)	$ (2,125)
Post-employment benefit plans service cost (net of capitalized amounts)	(48)	(59)	(106)	(128)
Other labour costs	(265)	(247)	(524)	(484)
Less:
Capitalized labour	324	283	627	543
Total labour costs	(1,105)	(1,108)	(2,221)	(2,194)
Cost of revenues	(1,836)	(1,694)	(3,790)	(3,422)
Other operating costs	(480)	(469)	(926)	(921)
Total operating costs	$ (3,421)	$ (3,271)	$ (6,937)	$ (6,537)